Summary of Significant Accounting Policies (Schedule of Weighted-Average Assumptions Used in Estimation of Fair Value of Common Stock Warrant Liabilities ) (Details) - Common stock warrant [Member]	12 Months Ended
Aug. 31, 2015
Weighted-average assumptions used in estimation of fair value of the common stock warrant liabilities [Line Items]
Expected volatility	69.80%
Risk free interest rate	1.54%
Expected dividend yield	0.00%
Minimum [Member]
Weighted-average assumptions used in estimation of fair value of the common stock warrant liabilities [Line Items]
Expected term	4 years 10 months 28 days
Maximum [Member]
Weighted-average assumptions used in estimation of fair value of the common stock warrant liabilities [Line Items]
Expected term	5 years 5 months 26 days